UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV         Charlotte, NC              02/12/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:  $ 69,209 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             TITLE    CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
***CHIPOTLE MEXICAN GRILL INC    com   169656204    $  624,000.00    12,000   sole                            12,000
***FOSTER WHEELER LTD            com   G36535139    $1,764,480.00    32,000   sole                            32,000
ALTRIA GROUP INC                 com   02209S103    $2,402,960.00    28,000   sole                            28,000
AMERICA MOVIL S A DE CV ADR      com   02364W105    $1,808,800.00    40,000   sole                            40,000
AMERICAN ELECTRIC POWER INC      com   93317Q105    $1,021,920.00    24,000   sole                            24,000
ATP OIL & GAS CORP               com   00208J108    $  949,680.00    24,000   sole                            24,000
BANK OF AMERICA CORPORATION      com   060505104    $1,281,360.00    24,000   sole                            24,000
BRINK'S COMPANY                  com   109696104    $2,301,120.00    36,000   sole                            36,000
CAMECO CORP                      com   13321L108    $2,427,000.00    60,000   sole                            60,000
CARRIZO OIL & GAS INC            com   144577103    $  464,320.00    16,000   sole                            16,000
CHIPOTLE MEXICAN GRILL INC       com   169656105    $1,368,000.00    24,000   sole                            24,000
CITIGROUP INC                    com   127190304    $1,336,800.00    24,000   sole                            24,000
COACH INC                        com   189754104    $  859,200.00    20,000   sole                            20,000
COOPER TIRE & RUBBER CO          com   216831107    $1,716,000.00   120,000   sole                           120,000
COVANTA HOLDING CORPORATION      com   22282E102    $2,480,866.48   112,562   sole                           112,562
CROWN HOLDINGS INC               com   228368106    $2,008,320.00    96,000   sole                            96,000
DELTA PETE CORP                  com   247907207    $1,678,636.80    72,480   sole                            72,480
EDISON INTERNATIONAL             com   281020107    $  363,840.00     8,000   sole                             8,000
ENDEAVOR ACQUISITION CORP        com   292577103    $  865,817.47    94,213   sole                            94,213
ENPRO INDS INC                   com   29355X107    $1,062,720.00    32,000   sole                            32,000
FIRST ACCEPTANCE CORP            com   318457108    $  667,212.80    62,240   sole                            62,240
FLOWSERVE CORP                   com   34354P105    $1,211,280.00    24,000   sole                            24,000
FOMENTO ECONOMICO MEXICANO ADR   com   344419106    $1,852,160.00    16,000   sole                            16,000
GENTEK INC                       com   37245X203    $2,774,083.41    80,199   sole                            80,199
GOOGLE INC                       com   38259P508    $1,841,920.00     4,000   sole                             4,000
HARSCO CORP                      com   46114T508    $2,130,800.00    28,000   sole                            28,000
HEXCEL CORP                      com   428291108    $1,253,520.00    72,000   sole                            72,000
HOME DEPOT INC                   com   437076102    $  963,840.00    24,000   sole                            24,000
INTEL CORP                       com   458140100    $2,106,000.00   104,000   sole                           104,000
INTL BUSINESS MACHINES CORP      com   459200101    $2,331,600.00    24,000   sole                            24,000
JDA SOFTWARE GROUP INC           com   46612K108    $  889,542.00    64,600   sole                            64,600
LIGAND PHARMACEUTICALS INC       com   53220K207    $1,182,600.00   108,000   sole                           108,000
LOEWS CORP                       com   540424207    $2,298,466.08    35,514   sole                            35,514
MICROSOFT CORP                   com   594918104    $2,747,120.00    92,000   sole                            92,000
MIRANT CORP                      com   60467R100    $1,742,664.00    55,200   sole                            55,200
ORACLE SYSTEMS CORP              com   68389X105    $1,096,960.00    64,000   sole                            64,000
PETROHAWK ENERGY CORPORATION     com   716495106    $  368,000.00    32,000   sole                            32,000
PORTLAND GENERAL ELECTRIC CO     com   69331C108    $  658,360.00    24,160   sole                            24,160
PW EAGLE INC                     com   69366Y108    $1,104,000.00    32,000   sole                            32,000
TENNECO AUTOMOTIVE INC           com   880349105    $  988,800.00    40,000   sole                            40,000
TEXAS INSTRUMENTS INC            com   882508104    $1,589,760.00    55,200   sole                            55,200
TEXTRON INC                      com   883203101    $2,766,215.00    29,500   sole                            29,500
TYCO INTERNATIONAL LTD NEW       com   769627100    $1,459,200.00    48,000   sole                            48,000
UNITED TECHNOLOGIES CORP         com   816636203    $2,000,640.00    32,000   sole                            32,000
UTS COINMACH SVC CORP            com   19259W107    $  865,536.00    47,040   sole                            47,040
YAHOO INC                        com   984332106    $1,532,400.00    60,000   sole                            60,000
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